Related Party Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of convertible debt

For the Year Ended December 31, 2024
Bridge loan – carrying value

Balance – January 1, 2024	$9,802,697
Borrowings	1,368,422
OID	1,368,422
Repayments	(791,077)
Total principal outstanding before conversion	11,748,464
Conversion to common stock (June, 14, 2024)	(11,748,464)
Principal outstanding – December 31, 2024	$-

NEONC TECHNOLOGIES HOLDINGS, INC.
Schedule of convertible debt

	For the year ended December 31, 2024	For the year ended December 31, 2023
Bridge loan - rollforward

Principal outstanding	$9,802,697	$-
Borrowings	1,368,422	5,968,987
OID	1,368,422	5,968,987
Repayments	(791,077)	(2,135,277)
Total principal outstanding before conversion	11,748,464	9,802,697
Conversion to common stock	(11,748,464)	-
Principal; outstanding	$-	$9,802,697

For the year ended December 31, 2023
Bridge loan

Principal Outstanding	$9,802,697
Less: Unrecognized OID	(3,247,240)
Total:	$6,555,457